Active Assets California Tax-Free Trust
LETTER TO THE SHAREHOLDERS - DECEMBER 31, 2002

Dear Shareholder:

As of December 31, 2002, Active Assets California Tax-Free Trust had net assets of more than $818 million. For the six-month period ended December 31, 2002, the Fund provided a total return of 0.38 percent. For the seven-day period ended December 31, 2002, the Fund provided an effective annualized yield of 0.82 percent and a current yield of 0.82 percent, while its 30-day moving average yield for December was 0.56 percent. Past performance is no guarantee of future results.

Municipal Money Market Overview

Tax-free money market yields remained relatively stable during the first half of 2002, which was in line with prevailing monetary policy. The Federal Reserve Board shifted its bias from weakness to neutral and it held constant until November when they reduced the target rate for federal funds to 1.25 percent, a 41-year low. Subsequently, yields for both fixed-rate and variable-rate municipal money market instruments registered further sharp declines. The Bond Buyer One Year Note Index, a benchmark indicator for the tax-free money market, decreased from 1.64 percent to 1.18 percent between the end of October and the end of December.

At the same time, yields for daily and weekly variable-rate demand obligations (VRDOs) declined even more dramatically. Yields for weekly VRDOs fell from a 12-month high of 1.85 percent in late October to just above 1.00 percent in early December. The year closed with daily and weekly VRDO yields at more attractive levels as the market faced its traditional seasonal cash outflows. Nonetheless, the market was braced for another drop in yields with the start of 2003, and the heavy cash inflows that normally occur in early January.

Portfolio Composition and Structure

On December 31, 2002, approximately 77 percent of the Fund's portfolio was invested in VRDOs. California-exempt commercial paper and municipal notes, the two other types of securities utilized in the Fund's portfolio, comprised 17 percent and 6 percent of the portfolio, respectively. The Fund's portfolio holdings are continuously reviewed to maintain or improve their creditworthiness. In addition to evaluating the issuer's credit, particular attention is devoted to monitoring the credit quality of institutions that provide credit enhancement and/or liquidity facilities.

For much of the period under review, our asset allocation heavily favored VRDOs and short-maturity commercial paper, and the Fund's weighted average maturity moved within a short to

Active Assets California Tax-Free Trust
LETTER TO THE SHAREHOLDERS - DECEMBER 31, 2002 continued

moderate range. In June our seasonal purchases of new one-year notes were more modest than a year earlier. The low-interest-rate environment, coupled with increasing municipal budgetary pressures, called for greater restraint in managing portfolio maturity. At the end of December, the Fund's average maturity was 26 days, compared to 49 days in June 2002, and 36 days in December 2001.

Looking Ahead

We expect the pace of economic activity during 2003 to begin to reflect some improvement as the economy responds to stimulative monetary and fiscal conditions. Barring the outbreak of war or further significant terrorist activity in the world, we believe that consumer and business confidence should continue to improve, producing meaningful economic expansion. Such an economic environment normally leads to moderately higher levels of short-term interest rates, which could become more evident during the second half of 2003.

We appreciate your ongoing support of Active Assets Tax-Free Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President and CEO

Active Assets California Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                               COUPON    DEMAND
THOUSANDS                                                               RATE+      DATE*         VALUE
----------------------------------------------------------------------------------------------------------
            California Tax-Exempt Short-Term Variable Rate Municipal
            Obligations (76.3%)
            ABAG Finance Authority for Nonprofit Corporations,
 $ 4,000      Computer History Museum Ser 2002........................   1.52%   01/08/03    $  4,000,000
   8,600      Episcopal Homes Foundation Ser 2000 COPs................   1.50    01/08/03       8,600,000
  20,800      New De Young Museum Ser 2002 B (MBIA)...................   1.40    01/08/03      20,800,000
  11,000    Bay Area Toll Authority, San Francisco Bay Area Toll
              Bridge Ser B (Ambac)....................................   1.35    01/08/03      11,000,000
  20,000    Big Bear Lake, Southwest Gas Corp 1993 Ser A (AMT)........   1.50    01/08/03      20,000,000
  11,970    California Alternative Energy Source Finance Authority,
              General Electric Capital Corp-Arroyo Energy 1993 Ser B
              (AMT)...................................................   1.55    01/08/03      11,970,000
  23,000    California Department of Water Resources, Power Supply Ser
              B Subser B-6............................................   1.80    01/16/03      23,000,000
            California Educational Facilities Authority,
   5,000      California Institute of Technology Ser 1994.............   1.60    01/08/03       5,000,000
   5,000      Pepperdine University Ser B.............................   1.60    01/08/03       5,000,000
  15,165      Stanford University Ser L-5.............................   1.35    01/08/03      15,165,000
   9,100    California Health Facilities Financing Authority,
              Adventist Health System/West 1998 Ser A (MBIA) & Ser B
              (MBIA)..................................................   1.55    01/02/03       9,100,000
            California Housing Finance Agency,
   6,100      Home Mortgage 2001 Ser U (AMT) (MBIA)...................   1.46    01/02/03       6,100,000
  20,000      Home Mortgage 2002 Ser M (AMT)..........................   1.55    01/02/03      20,000,000
   4,500      Multifamily 2000 Ser A (AMT)............................   1.49    01/02/03       4,500,000
            California Pollution Control Financing Authority,
  10,485      Chevron USA Inc Ser 1984 B..............................   1.80    06/15/03      10,487,209
   2,300      Shell Oil Co Ser 1991 A.................................   1.55    01/02/03       2,300,000
   1,700      Shell Oil Co Ser 1994 A (AMT)...........................   1.50    01/02/03       1,700,000
   5,000      Solid Waste Disposal Waste Management Co Ser 2002 A
              (AMT)...................................................   1.57    01/08/03       5,000,000
            California Statewide Communities Development Authority,
   1,515      Chevron USA Inc Ser 2002................................   1.45    01/02/03       1,515,000
  10,000      Childrens Hospital of Los Angeles Ser 2002 A (Ambac)....   1.35    01/08/03      10,000,000
     600      John Muir/Mt Diablo Health System Ser 1997 COPs
              (Ambac).................................................   1.43    01/02/03         600,000
   1,400      University Retirement Community at Davis Inc Ser 1998
              COPs....................................................   1.50    01/02/03       1,400,000
  12,500    California Transit Finance Authority, Ser 1997 (FSA)......   1.45    01/08/03      12,500,000
  15,000    Chino Basin Financing Authority, Inland Empire Utilities
              Agency Ser 2002 (Ambac).................................   1.35    01/08/03      15,000,000
  23,600    Contra Costa County, Multifamily The Park Regency 1992 Ser
              A (AMT).................................................   1.55    01/08/03      23,600,000
  10,000    East Bay Municipal Utility District, Water System
              Sub Refunding Ser 2002 B (FSA)..........................   1.40    01/08/03      10,000,000
   6,900    Eastern Municipal Water District, Water & Sewer Ser 1993 B
              COPs (FGIC).............................................   1.50    01/08/03       6,900,000
  10,500    Fremont, Creekside Village Multifamily Ser 1985 D.........   1.35    01/08/03      10,500,000
  14,600    Fresno, Sewer System Sub Lien Ser 2000 A (FGIC)...........   1.50    01/08/03      14,600,000

                       See Notes to Financial Statements

Active Assets California Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON    DEMAND
THOUSANDS                                                               RATE+      DATE*         VALUE
----------------------------------------------------------------------------------------------------------
 $ 8,000    Golden Empire Schools Financing Authority, Kern High
              School District Ser 2001................................   1.50%   01/08/03    $  8,000,000
            Irvine Assessment District,
  10,042      No 00-18, Improvement Bond Act 1915.....................   1.55    01/02/03      10,042,000
   2,400      No 94-13, Improvement Bond Act 1915.....................   1.55    01/02/03       2,400,000
            Irvine Ranch Water District,
   5,000      Capital Improvement Ser 1986 COPs.......................   1.45    01/02/03       5,000,000
   6,300      Conservation Refg Ser 1985..............................   1.55    01/02/03       6,300,000
   4,100      Conservation Ser 1991...................................   1.55    01/02/03       4,100,000
   8,700    Lancaster, Antelope Pines Apartment Ser 2001 A............   1.45    01/08/03       8,700,000
            Los Angeles, Multifamily
  30,000      1985 Ser K..............................................   1.44    01/08/03      30,000,000
   3,150      1994 Ser A (AMT)........................................   1.60    01/02/03       3,150,000
            Los Angeles Department of Water & Power,
  12,000      Power System 2001 Ser B SubSer B-1......................   1.40    01/08/03      12,000,000
   4,000      Power System 2001 Ser B SubSer B-8......................   1.50    01/08/03       4,000,000
  15,000      Power System 2002 Ser A SubSer A-7......................   1.40    01/08/03      15,000,000
  20,000      Water System 2001 Ser B SubSer B-1......................   1.50    01/08/03      20,000,000
            Metropolitan Water District of Southern California,
   9,895      Waterworks 1996 Ser A (Ambac)...........................   1.50    01/08/03       9,895,000
   8,300      Water 1998 Ser C........................................   1.45    01/08/03       8,300,000
   2,300      Water 2000 Ser B-1......................................   1.55    01/02/03       2,300,000
   1,800      Water 2000 Ser B-3......................................   1.45    01/02/03       1,800,000
  10,000      Water 2000 Ser B-4......................................   1.35    01/08/03      10,000,000
  16,100    Monterey Peninsula Water Management District, Wastewater
              Ser 1992 COPs...........................................   1.30    01/08/03      16,100,000
            Newport Beach, Hoag Memorial Hospital Presbyterian
   1,485      1992 Ser................................................   1.46    01/02/03       1,485,000
   2,000      Ser 1996 B..............................................   1.60    01/02/03       2,000,000
   4,300      Ser 1996 C..............................................   1.60    01/02/03       4,300,000
  27,700    Oakland-Alameda County Coliseum Authority, Oakland
              Coliseum 2000 Refg Ser C-1..............................   1.45    01/08/03      27,700,000
   3,000    Orange County Housing Authority, Oasis Martinique
              Refg 1998 Issue I.......................................   1.46    01/08/03       3,000,000
   2,587    Orange County, Irvine Coast Assessment District No 88-1...   1.55    01/02/03       2,587,000
            Orange County Sanitation District,
   4,450      Ser 1993 COPs (Ambac)...................................   1.55    01/02/03       4,450,000
  18,200      Ser 2000 B COPs.........................................   1.55    01/02/03      18,200,000
  11,500    Pomona Redevelopment Agency, Park & Plaza Apartments Ser
              1998 A..................................................   1.50    01/08/03      11,500,000
  13,000    Rancho Mirage Joint Powers Financing Authority, Eisenhower
              Medical Center Ser 1997 B COPs (MBIA)...................   1.49    01/08/03      13,000,000
   3,800    Redlands, Orange Village Apartments 1988 Ser A (AMT)......   1.55    01/08/03       3,800,000

                       See Notes to Financial Statements

Active Assets California Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON    DEMAND
THOUSANDS                                                               RATE+      DATE*         VALUE
----------------------------------------------------------------------------------------------------------
 $ 7,145    Sacramento County, Administration Center & Courthouse Ser
              1990 COPs...............................................   1.45%   01/08/03    $  7,145,000
  15,000    San Bernardino County, Medical Center Financing Ser 1998
              COPs (MBIA).............................................   1.54    01/08/03      15,000,000
  11,275    San Francisco City & County, Folsom-Dore Apartments Ser
              2002 A (AMT)............................................   1.50    01/08/03      11,275,000
   5,200    San Francisco City & County Redevelopment Agency, Bayside
              Village Multifamily Ser 1985 A..........................   1.07    01/08/03       5,200,000
   5,300    San Jose-Santa Clara Clean Water Financing Authority,
              Sewer Ser 1995 B (FGIC).................................   1.35    01/08/03       5,300,000
  13,000    Southern California Public Power Authority, Transmission
              Refg Ser 2001 A (FSA)...................................   1.50    01/08/03      13,000,000
            Turlock Irrigation District,
   5,400      Ser 1998 A..............................................   1.50    01/08/03       5,400,000
   2,550      Ser 2001 A COPs.........................................   1.55    01/02/03       2,550,000
                                                                                             ------------
            Total California Tax-Exempt Short-Term Variable Rate Municipal Obligations
            (Cost $624,316,209)...........................................................    624,316,209
                                                                                             ------------

                                                                               YIELD TO
                                                                               MATURITY
                                                          COUPON   MATURITY   ON DATE OF
                                                           RATE      DATE      PURCHASE
                                                          ------   --------   ----------
            California Tax-Exempt Commercial Paper (17.3%)
  15,000    California Infrastructure & Economic
              Development Bank, Salvation Army Western
              Territory Ser 2001........................   1.35%   05/06/03      1.35%       15,000,000
            East Bay Municipal Utility District,
  10,000      Water System Ser 1997.....................   1.25    01/14/03      1.25        10,000,000
  10,000      Water System Ser 1997.....................   1.00    03/11/03      1.00        10,000,000
  10,000    Los Angeles County Metropolitan
              Transportation Authority, 2nd Sub Sales
              Tax Ser A.................................   1.20    02/11/03      1.20        10,000,000
            Sacramento Municipal Utility District,
   5,300      Ser I.....................................   1.35    01/13/03      1.35         5,300,000
   7,000      Ser I.....................................   1.00    02/26/03      1.00         7,000,000
  15,000    San Diego County Regional Transportation
              Commission, Sub Sales Tax Ser A...........   0.90    01/10/03      0.90        15,000,000
            San Diego County Water Authority,
  10,000      Ser 1.....................................   1.35    01/23/03      1.35        10,000,000
  16,000      Ser 1.....................................   1.00    03/11/03      1.00        16,000,000

                       See Notes to Financial Statements

Active Assets California Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002 (UNAUDITED) continued

                                                                               YIELD TO
PRINCIPAL                                                                      MATURITY
AMOUNT IN                                                 COUPON   MATURITY   ON DATE OF
THOUSANDS                                                  RATE      DATE      PURCHASE       VALUE
-------------------------------------------------------------------------------------------------------

            San Gabriel Valley Council of Governments,
 $10,000      Alameda Corridor-East GANs................   1.25%   01/16/03      1.25%     $ 10,000,000
  12,000      Alameda Corridor-East GANs................   1.05    02/10/03      1.05        12,000,000
            University of California Regents,
  11,700      Ser A.....................................   1.40    01/14/03      1.40        11,700,000
  10,000      Ser A.....................................   1.45    01/23/03      1.45        10,000,000
                                                                                           ------------
            Total California Tax-Exempt Commercial Paper
            (Cost $142,000,000).........................................................    142,000,000
                                                                                           ------------
            California Tax-Exempt Short-Term Municipal Notes
            (6.1%)
  35,000    California School Cash Reserve Program
              Authority, 2002 Pool Ser A, dtd
              07/03/02..................................   3.00    07/03/03      1.67        35,229,527
  15,000    Santa Cruz County, 2002-2003 TRANs, dtd
              07/02/02..................................   3.00    07/01/03      1.65        15,098,755
                                                                                           ------------
            Total California Tax-Exempt Short-Term Municipal Notes
            (Cost $50,328,282)..........................................................     50,328,282
                                                                                           ------------

            Total Investments
            (Cost $816,644,491) (a).....................................    99.7%       816,644,491
            Other Assets in Excess of Liabilities.......................     0.3          2,084,612
                                                                           -----       ------------
            Net Assets..................................................   100.0%      $818,729,103
                                                                           =====       ============

---------------------

     AMT    Alternative Minimum Tax.
     COPs   Certificates of Participation.
     GANs   Grant Anticipation Notes.
    TRANs   Tax and Revenue Anticipation Notes.
      +     Rate shown is the rate in effect at December 31, 2002.
            Date on which the principal amount can be recovered through
      *     demand.
     (a)    Cost is the same for federal income tax purposes.
Bond Insurance:
------------------------------------------------------------------------
Ambac       Ambac Assurance Corporation.
FGIC        Financial Guaranty Insurance Company.
FSA         Financial Security Assurance Inc.
MBIA        Municipal Bond Investors Assurance Corporation.

                       See Notes to Financial Statements

Active Assets California Tax-Free Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2002 (unaudited)

Assets:
Investments in securities, at value
  (cost $816,644,491).......................................  $816,644,491
Cash........................................................     3,328,559
Interest receivable.........................................     1,774,416
Prepaid expenses............................................        20,963
                                                              ------------
    Total Assets............................................   821,768,429
                                                              ------------
Liabilities:
Payable for:
    Investments purchased...................................     2,551,886
    Investment management fee...............................       335,669
    Distribution fee........................................        71,977
Accrued expenses and other payables.........................        79,794
                                                              ------------
    Total Liabilities.......................................     3,039,326
                                                              ------------
    Net Assets..............................................  $818,729,103
                                                              ============
Composition of Net Assets:
Paid-in- capital............................................  $818,728,421
Accumulated undistributed net investment income.............           682
                                                              ------------
    Net Assets..............................................  $818,729,103
                                                              ============
Net Asset Value Per Share,
  818,704,697 shares outstanding (unlimited shares
  authorized of $.01 par value).............................         $1.00
                                                              ============

                       See Notes to Financial Statements

Active Assets California Tax-Free Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended December 31, 2002 (unaudited)

Net Investment Income:

Interest Income.............................................  $5,466,575
                                                              ----------
Expenses
Investment management fee...................................   1,913,556
Distribution fee............................................     408,364
Transfer agent fees and expenses............................      47,805
Shareholder reports and notices.............................      26,824
Professional fees...........................................      23,806
Custodian fees..............................................      17,798
Registration fees...........................................      11,118
Trustees' fees and expenses.................................       9,272
Other.......................................................       7,478
                                                              ----------
    Total Expenses..........................................   2,466,021
Less: expense offset........................................     (17,766)
                                                              ----------
    Net Expenses............................................   2,448,255
                                                              ----------
Net Investment Income.......................................  $3,018,320
                                                              ==========

                       See Notes to Financial Statements

Active Assets California Tax-Free Trust
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
                                                               FOR THE SIX        FOR THE YEAR
                                                               MONTHS ENDED          ENDED
                                                              DECEMBER 31, 2002   JUNE 30, 2002
                                                                ------------      ------------
                                                                 (unaudited)

Increase (Decrease) in Net Assets:

Operations:
Net investment income.......................................    $  3,018,320      $  9,180,749
Dividends to shareholders from net investment income........      (3,018,241)       (9,180,575)
Net increase from transactions in shares of beneficial
  interest..................................................      56,073,434         3,566,660
                                                                ------------      ------------
    Net Increase............................................      56,073,513         3,566,834
Net Assets:
Beginning of period.........................................     762,655,590       759,088,756
                                                                ------------      ------------
End of Period
(Including accumulated undistributed net investment income
of $682 and $603, respectively).............................    $818,729,103      $762,655,590
                                                                ============      ============

                       See Notes to Financial Statements

Active Assets California Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2002 (UNAUDITED)

1. Organization and Accounting Policies

Active Assets California Tax-Free Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal and California income tax consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on July 10, 1991 and commenced operations on November 12, 1991.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

E. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of the daily net assets exceeding

Active Assets California Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2002 (UNAUDITED) continued

$1 billion but not exceeding $1.5 billion; 0.325% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of the daily net assets exceeding $3 billion.

3. Plan of Distribution

Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended December 31, 2002 the distribution fee was accrued at the annual rate of 0.10%.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended December 31, 2002, aggregated $954,461,000 and $974,517,000, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At December 31, 2002, the Fund had transfer agent fees and expenses payable of approximately $600.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as an independent Trustee for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended December 31, 2002 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,281. At December 31, 2002, the Fund had an accrued pension liability of $51,368 which is included in accrued expenses in the Statement of Assets and Liabilities.

Active Assets California Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2002 (UNAUDITED) continued

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                 FOR THE SIX       FOR THE YEAR
                                                                MONTHS ENDED          ENDED
                                                              DECEMBER 31, 2002   JUNE 30, 2002
                                                              -----------------   --------------
                                                                 (unaudited)

Shares sold.................................................    1,155,368,534      2,296,072,907
Shares issued in reinvestment of dividends..................        3,018,241          9,180,575
                                                               --------------     --------------
                                                                1,158,386,775      2,305,253,482
Shares redeemed.............................................   (1,102,313,341)    (2,301,686,822)
                                                               --------------     --------------
Net increase in shares outstanding..........................       56,073,434          3,566,660
                                                               ==============     ==============

6. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

Active Assets California Tax-Free Trust

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                             FOR THE SIX                  FOR THE YEAR ENDED JUNE 30,
                                            MONTHS ENDED      ----------------------------------------------------
                                          DECEMBER 31, 2002     2002       2001       2000       1999       1998
                                          -----------------   --------   --------   --------   --------   --------
                                             (unaudited)
Selected Per Share Data:

Net asset value, beginning of period....       $  1.00         $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                               -------         -------    -------    -------    -------    -------

Net income from investment operations...         0.004           0.011      0.026      0.026      0.023      0.028

Less dividends from net investment
  income................................        (0.004)         (0.011)    (0.026)    (0.026)    (0.023)    (0.028)
                                               -------         -------    -------    -------    -------    -------

Net asset value, end of period..........       $  1.00         $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                               =======         =======    =======    =======    =======    =======

Total Return............................          0.38%(1)        1.15%      2.68%      2.60%      2.31%      2.84%

Ratios to Average Net Assets:
Expenses (before expense offset)........          0.60%(2)        0.60%      0.59%      0.61%      0.63%(3)   0.64%

Net investment income...................          0.74%(2)        1.14%      2.64%      2.55%      2.28%      2.79%

Supplemental Data:
Net assets, end of period, in
 thousands..............................      $818,729        $762,656   $759,089   $697,703   $625,753   $549,779

---------------------

    (1)  Not annualized.
    (2)  Annualized.
    (3)  Does not reflect the effect of expense offset of 0.01%.

                       See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS

Charles A. Fiumefreddo Chairman of the Board

Mitchell M. Merin President and Chief Executive Officer

Barry Fink Vice President, Secretary and General Counsel

Joseph J. McAlinden Vice President

Ronald E. Robinson Vice President

Thomas F. Caloia Treasurer

Francis Smith Vice President and Chief Financial Officer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

MORGAN STANLEY
ACTIVE ASSETS(R) ACCOUNT

ACTIVE ASSETS
CALIFORNIA
TAX-FREE TRUST

Semiannual Report
December 31, 2002

9855A03-AP-1/03